ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

June 1, 2021	Yana Dobkin Guss T +1 617 951 7109 F +1 617 235 7317 yana.guss@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	MassMutual Advantage Funds (the “Trust”)

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of MassMutual Advantage Funds, a Massachusetts business trust.

We filed a Form N-8A for the Trust earlier today.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions regarding this filing to me at (617) 951-7109. Thank you for your attention to this matter.

Sincerely,

/s/ Yana Guss

Yana Dobkin Guss

cc:	Andrew Goldberg Jill Nareau Robert Timothy Diggins